Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure of Inventories [Line Items]
Inventories	$ 84,167,547	$ 52,605,661
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories	48,566,057	32,175,910
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories	17,046,196	11,997,570
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories	4,281,327	4,736,659
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories	14,057,114	3,476,807
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories	214,070	142,136
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories	$ 2,783	$ 76,579